Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Related Party Transactions
Remuneration	$ 453	$ 451	$ 2,439	$ 1,777
Share-based compensation expense	442	374	1,374	1,530
Incremental withholding tax on share-based compensation paid	1,476		2,583
Total directors and key management personnel	$ 2,371	$ 825	$ 6,396	$ 3,307